Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease discount rate	8.25%	8.29%
Charter-in contracts
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term		4 years 2 months 13 days
Operating lease assets adjustment	$ 14,184
Operating lease liabilities		$ 326,628
Charter-in contracts | Minimum
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term		1 month 5 days
Charter-in contracts | Maximum
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term		7 years 1 month 3 days
Land Leases
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term		46 years 9 months 7 days
Operating lease liabilities		$ 7,542
Land Leases | Minimum
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term		46 years 8 months
Land Leases | Maximum
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term		47 years 24 days
Office lease agreements
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term		8 years 3 months 17 days
Operating lease liabilities		$ 14,391
Office lease agreements | Minimum
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term		3 months 19 days
Office lease agreements | Maximum
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term		15 years 4 months 22 days
New leases
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease liabilities		$ 18,110
Navios Logistics
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease discount rate	7.25%
Navios Logistics | Office lease agreements | Minimum
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term		8 months 12 days
Navios Logistics | Office lease agreements | Maximum
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term		4 years 3 months 18 days